Derivative financial instruments	12 Months Ended
Dec. 31, 2025
Derivative financial instruments
Derivative financial instruments

14 Derivative financial instruments

	Non-current	Current	Current	Non-current
	assets	assets	liabilities	liabilities	Total
	$m	$m	$m	$m	$m
Cross-currency swaps designated in a net investment hedge	148	–	–	–	148
Cross-currency swaps designated in a cash flow hedge	34	–	–	(71)	(37)
Cross-currency swaps designated in a fair value hedge	–	–	–	(44)	(44)
Forward foreign exchange designated in a cash flow hedge[1]	–	5	(1)	–	4
Other derivatives	–	49	(49)	–	–
31 December 2024	182	54	(50)	(115)	71

	Non-current	Current	Current	Non-current
	assets	assets	liabilities	liabilities	Total
	$m	$m	$m	$m	$m
Cross-currency swaps designated in a net investment hedge	171	2	–	–	173
Cross-currency swaps designated in a cash flow hedge	203	–	–	–	203
Cross-currency swaps designated in a fair value hedge	124	–	–	–	124
Forward foreign exchange designated in a cash flow hedge[1]	–	8	(2)	–	6
Other derivatives	–	80	(79)	–	1
31 December 2025	498	90	(81)	–	507

1	Forward foreign exchange (FX) designated in a cash flow hedge relates to contracts hedging anticipated CNY, EUR, GBP, JPY and SEK transactions occurring in the quarter immediately after the balance sheet date.

All derivatives at 31 December 2025 are held at fair value and fall within Level 2 of the fair value hierarchy as defined in Note 13. During 2024 the Group held an equity warrant classed as Level 3 in the fair value hierarchy, this warrant expired on 31 December 2024. No derivatives have been reclassified within the hierarchy during the year.

The fair value of interest rate swaps and cross-currency swaps is estimated using appropriate zero coupon curve valuation techniques to discount future contractual cash flows based on rates at the current year end.

The fair value of forward foreign exchange contracts and currency options are estimated by discounted cash flow models using appropriate yield curves based on market forward foreign exchange rates at the year end. The majority of forward foreign exchange contracts for existing transactions had maturities of less than one month from year end.

The interest rates used to discount future cash flows for fair value adjustments, where applicable, are based on market swap curves at the reporting date, and were as follows:

			2025			2024
Derivatives	0.7%	to	3.7%	0.6%	to	4.1%